Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 778,482	$ 81,636	$ 1,257,813	$ 183,631
Cost of goods sold	488,286	7,997	572,558	18,006
Gross profit	290,196	73,639	685,255	165,625
Operating expenses:
General and administrative	2,742,753	506,886	4,184,688	1,064,461
Research and development	397,135	186,678	972,640	459,991
Sales and marketing	1,111,895	638,584	2,564,891	1,763,170
Acquisition and integration	243,230	635,459	1,154,857	1,501,261
Depreciation and amortization	11,738		16,839
Total operating expenses	4,506,751	1,967,607	8,893,915	4,788,883
Loss from operations	(4,216,555)	(1,893,968)	(8,208,660)	(4,623,258)
Other expenses:
Interest expense			(328,763)
Change in fair value of SAFE notes		(764,446)	(17,368,415)	(14,227,156)
Transaction costs			(2,726,183)
Loss on extinguishment of debt			(5,728,295)
Total other expenses		(764,446)	(26,151,656)	(14,227,156)
Loss before income taxes	(4,216,555)	(2,658,414)	(34,360,316)	(18,850,414)
Provision for income taxes
Net loss	$ (4,216,555)	$ (2,658,414)	$ (34,360,316)	$ (18,850,414)
Net loss per share
Net loss per share basic (in Dollars per share)	$ (0.15)	$ (0.22)	$ (1.89)	$ (1.56)
Net loss per share diluted (in Dollars per share)	$ (0.15)	$ (0.22)	$ (1.89)	$ (1.56)
Weighted average number of shares
Weighted average number of shares basic (in Shares)	27,645,033	12,210,718	18,146,608	12,095,288
Weighted average number of shares diluted (in Shares)	27,645,033	12,210,718	18,146,608	12,095,288